Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
12.	RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the information disclosed elsewhere in the financial statements, the principal related parties with which the Company had transactions during the years presented are as follows:

Name of Related Parties	Relationship with the Company
Mr. He Xiaowu	Chief Executive Officer and Chairman of the Board

Sixiang Times (Beijing) Technology Co., Ltd.	Where the Company’s executive is one of the major shareholders

Beijing Junwei Technology Co., Ltd.	Controlling shareholder of SG and HX

Beijing WanPu Century Technology Co Ltd	Subsidiary company of Beijing NQ Mobile Inc., which was holding company of Sixiang Times (Beijing) Technology Co., Ltd

Lavacano Holdings Limited	Where Mr. He Xiaowu acted as director

ENMOLI INC	Where Mr. He Xiaowu acted as director

Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership)	Controlled by a direct relative of CEO

For the years ended December 31, 2019, 2020 and 2021, significant related party transactions were as follows:

		For the years ended December 31,
		2019	2020	2021	2021
		RMB	RMB	RMB	USD
Beijing WanPu Century Technology Co Ltd	Market promotion expenses	16	-	-	-

Sixiang Times (Beijing) Technology Co., Ltd.	Rental and service fees	986	2,106	531	83
ENMOLI INC	Interest expense	-	-	480	75
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership)	Interest income	-	-	462	72

As of December 31, 2020 and 2021, the amounts due from related parties are as follows:

	2020	2021	2021
	RMB	RMB	USD
Amount due from related parties
Lavacano Holdings Limited	7	7	1
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) . (1)		1,052	165
Total	7	1,059	166

1)	The balance represented loan receivable balance from Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership). The loan was interest free and due on December 31, 2022.